Performance Management - Affinity World Leaders Equity ETF	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s performance compared with that of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table includes a comparison of the performance of the Fund over time to the performance of a broad-based securities market index and the Index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting RegentsParkFunds.com or by calling 1-866-866-4848.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s performance compared with that of a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart for Calendar Year Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	06/30/2020	15.71%
Worst Quarter	03/31/2020	(28.99)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(28.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Five Years	Since Inception(1)
Return before taxes	30.76%	16.58%	9.97%
Return after taxes on Distributions	27.16%	14.38%	8.43%
Return after taxes on Distributions and Sale of Fund Shares	19.09%	12.66%	7.54%
FTSE StarMine Affinity World Leaders Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	33.73%	18.39%	11.49%
MSCI World Index(3) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	11.05%

(1)	Inception date is January 16, 2018.

(2)	The FTSE Star Mine Affinity World Leaders Total Return Index (“Index”) consists of equity securities issued and traded in the US as well as international countries. The Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S. and may invest in up to 20 countries. The Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. Unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(3)	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the MSCI World Index, and unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	RegentsParkFunds.com
Performance Availability Phone [Text]	1-866-866-4848